Warrant Liability - Additional Information (Detail) £ / shares in Units, £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 GBP (£) £ / Warrent £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 £ / shares shares
Disclosure of classes of share capital [line items]
Percentage of ordinary share capital	25.00%
Warrant liability | £	£ 7,126	£ 8,336			£ 34,011	£ 50,775
Fair value of the warrant liability | £	6,900	8,000
Private placement [member]
Disclosure of classes of share capital [line items]
Warrants issued | shares							161,048,366
Fair Value Adjustments Of Warrants | £	£ 1,100
Exercise price per warrants | £ / shares							£ 0.348
Number of warrants exercised during period | shares	0
Bank loan [member]
Disclosure of classes of share capital [line items]
Fair Value Adjustments Of Warrants | £	£ 100
Warrant liability | £	£ 200	£ 300
Bank loan [member] | Warrants Subscribed [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Exercise price per warrants | £ / shares	£ 2.95	£ 2.95
Class of warrant number of securities called by warrants | shares	1,243,908	1,243,908
Warrants and rights outstanding term	2027-08	2027-08
Bank loan [member] | Two Thousand and Twenty Warrants [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Exercise price per warrants | $ / shares			$ 0.4144	$ 0.4144
Class of warrant number of securities called by warrants | shares	1,243,908	1,243,908
Warrants and rights outstanding term	2028-10	2028-10
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding | shares	147,431,351
Number of warrants exercised | £ / Warrent	0